Common Shares (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 30, 2018 votes_per_share right $ / shares shares	Apr. 30, 2017 USD ($) shares	Apr. 30, 2016 shares	Feb. 22, 2017 shares
Equity, Class of Treasury Stock [Line Items]
Number of votes each holder of a common share outstanding is entitled | votes_per_share	1
Number of votes per share | votes_per_share	10
Number of votes per share after change in beneficial ownership | votes_per_share	1
Number of years required to pass after change in beneficial ownership	4 years
Number of share purchase rights | right	1
Minimum percentage of outstanding common shares held by persons or group (or more)	10.00%
Number of shares shareholder can purchase at discounted price	1
Number of common shares issued for each right as part of exchange option	1
Value to redeem per right | $ / shares	$ 0.001
Shares repurchased during period, shares	0		0
Shares remaining for repurchase	3,600,000
10b5-1 Trading Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, number of shares authorized				3,000,000.0
Shares repurchased during period, shares		3,000,000
Stock repurchased during period | $		$ 418.1